UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 137.64%
Corporate-Backed Revenue Bonds – 4.72%
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	$1,125,720
Public Authority of Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,398,725
		3,524,445
Education Revenue Bonds – 29.66%
Colorado Educational &
Cultural Facilities Authority
Revenue
5.125% 11/1/49	765,000	773,270
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,726,072
(Bromley Charter School
Project)
5.25% 9/15/32 (SGI)	3,245,000	3,298,543
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	589,845
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,118,580
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	1,027,548
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,086,670
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,212,804
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	791,655
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,172,916
Colorado School of Mines
Series B 5.00% 12/1/42	2,500,000	2,796,675
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	11,172
University of Colorado
5.00% 6/1/31	3,185,000	3,667,528
Series A 5.00% 6/1/33	1,000,000	1,167,600
University of Colorado
Series A 5.375% 6/1/38	750,000	865,155
Western State College
5.00% 5/15/34	750,000	815,018
		22,121,051
Electric Revenue Bonds – 3.45%
Colorado Springs Utilities
System Improvement
Revenue
Series C 5.50% 11/15/48	750,000	847,177
Platte River Power Authority
Series HH 5.00% 6/1/28	1,500,000	1,727,775
		2,574,952
Healthcare Revenue Bonds – 41.97%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	4,000,000	4,338,800
Colorado Health Facilities
Authority Revenue
(Boulder Community
Hospital Project)
5.00% 10/1/32	500,000	558,410
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	817,815
Series A 5.00% 2/1/41	2,400,000	2,609,352
Series A 5.25% 2/1/33	1,625,000	1,819,220
Series A 5.25% 1/1/45	1,000,000	1,130,870
Series C-1
5.10% 10/1/41 (AGM)	1,000,000	1,061,920
Series D 6.125% 10/1/28	750,000	864,810
(Christian Living
Community Project)
6.375% 1/1/41	615,000	670,682
Series A 5.75% 1/1/37	885,000	905,169
(Covenant Retirement
Communities Inc.) Series A
5.75% 12/1/36	1,000,000	1,109,540
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	1,370,350
5.50% 6/1/33	2,000,000	2,275,300
5.625% 6/1/43	1,000,000	1,136,550
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	601,105

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	$1,694,565
(National Jewish Health
Project) 5.00% 1/1/27	500,000	522,195
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,750,000	5,254,260
(Total Long-Term Care)
Series A 6.00% 11/15/30	400,000	444,128
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	837,030
University of Colorado
Hospital Authority Revenue
Series A 5.00% 11/15/37	500,000	515,205
Series A 6.00% 11/15/29	650,000	768,287
		31,305,563
Housing Revenue Bond – 0.37%
Colorado Housing & Finance
Authority
(Single Family Mortgage -
Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD) 265,000		274,519
		274,519
Lease Revenue Bonds – 9.09%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	712,939
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,268,700
Glendale Certificates of
Participation
5.00% 12/1/25 (SGI)	1,500,000	1,607,220
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	2,000,000	2,188,960
		6,777,819
Local General Obligation Bonds – 11.24%
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	316,357
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31	2,935,000	3,375,221
Boulder Larimer & Weld
Counties St. Vrain Valley
School District No. Re-1J
5.00% 12/15/33	750,000	847,417
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	747,221
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	694,337
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	952,665
Pueblo County School District
No. 70
5.00% 12/1/31	500,000	569,800
Rangely Hospital District
6.00% 11/1/26	750,000	882,547
		8,385,565
Pre-Refunded/Escrowed to Maturity Bonds – 3.82%
Adams & Arapahoe Counties
Joint School District No.
28J (Aurora)
6.00% 12/1/28-18§	600,000	714,252
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	690,000	797,737
Regional Transportation
District Revenue
(FasTracks Project) Series A
4.375% 11/1/31-16 (AMBAC)§	1,250,000	1,337,437
		2,849,426

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 21.03%
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	$390,401
City of Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,137,350
Denver Convention Center
Hotel Authority Revenue
5.00% 12/1/35 (SGI)	2,875,000	2,971,773
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	478,409
Series A 5.25% 1/1/36	565,000	634,303
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	525,421
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,448,919
(FasTracks Project)
Series A
4.50% 11/1/36 (AGM)	1,500,000	1,557,525
Series A 5.00% 11/1/38	4,085,000	4,672,831
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	303,673
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	570,425
		15,691,030
Transportation Revenue Bonds – 9.38%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,199,266
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	849,330
Series B 5.00% 11/15/27	1,000,000	1,172,070
Series B 5.00% 11/15/28	1,000,000	1,164,800
Series B 5.00% 11/15/37	2,000,000	2,259,840
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	350,830
		6,996,136
Water & Sewer Revenue Bond – 2.91%
City of Aurora Water Revenue
First Lien Series A
5.00% 8/1/36 (AMBAC)	2,000,000	2,169,060
		2,169,060
Total Municipal Bonds
(cost $94,353,277)		102,669,566

Short-Term Investment – 0.67%
Variable Rate Demand Note – 0.67%¤
Colorado Educational &
Cultural Facilities Authority
Series PG-B-4 (National
Jewish Federation Board)
0.01% 12/1/35 (LOC-TD
Bank N.A.)	500,000	500,000

Total Short-Term Investment
(cost $500,000)		500,000

Total Value of
Securities – 138.31%
(cost $94,853,277)		103,169,566
Liquidation Value of
Preferred
Stock – (40.22%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.91%		1,422,267
Net Assets – 100.00%		$74,591,833

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2014, the aggregate value of Rule 144A securities was $791,655, which represents 1.06% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Dec. 31, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal
Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Alternative Minimum Tax
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
LOC – Letter of Credit
SGI – Insured by Syncora Guarantee Inc.

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Notes

Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

Level 2
Municipal Bonds	$102,669,566
Short-Term Investments	500,000
Total	$103,169,566

During the year ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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Notes

December 31, 2014 (Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: